DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)		3 Months Ended	5 Months Ended
	Oct. 02, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) Business $ / shares	Dec. 31, 2020 USD ($) $ / shares	Jan. 12, 2021 Subsidiary
Proceeds from Issuance of Equity [Abstract]
Number of subsidiaries | Subsidiary				1
Gross proceeds from initial public offering			$ 225,796,000
Transaction costs	$ 13,161,756
Underwriting fees	4,204,000
Deferred underwriting fees	8,050,000	$ 8,050,000	8,050,000
Other costs	$ 907,756
Net proceeds deposited into trust account		230,006,837	$ 230,003,380
Net tangible asset threshold for redeeming Public Shares		$ 5,000,001
Percentage of Public Shares that can be redeemed without prior consent		15.00%
Percentage of Public Shares that would not be redeemed if Business Combination is not completed within Initial Combination Period		100.00%
Period to redeem Public Shares if Business Combination is not completed within Initial Combination Period		10 days
Minimum [Member]
Proceeds from Issuance of Equity [Abstract]
Number of operating businesses included in initial Business Combination | Business		1
Fair market value as percentage of net assets held in Trust Account included in initial Business Combination		80.00%
Post-transaction ownership percentage of the target business		50.00%
Maximum [Member]
Proceeds from Issuance of Equity [Abstract]
Net proceeds from Initial Public Offering and Private Placement per unit (in dollars per share) | $ / shares			$ 10.00
Interest on Trust Account that can be held to pay dissolution expenses		$ 100,000	$ 100,000
Private Placement Warrants [Member]
Proceeds from Issuance of Equity [Abstract]
Share price (in dollars per share) | $ / shares	$ 1.00
Warrants issued (in shares) | shares	6,600,000
Gross proceeds from issuance of warrants	$ 6,600,000
Initial Public Offering [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares) | shares	23,000,000
Gross proceeds from initial public offering	$ 230,000,000
Net proceeds from Initial Public Offering and Private Placement per unit (in dollars per share) | $ / shares	$ 10.00
Initial Public Offering [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares) | shares	23,000,000
Share price (in dollars per share) | $ / shares	$ 10.00
Net proceeds deposited into trust account	$ 230,000,000
Cash deposited in Trust Account per Unit (in dollars per share) | $ / shares		$ 10.00
Redemption price (in dollars per share) | $ / shares	$ 10.00
Over-Allotment Option [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares) | shares	3,000,000
Share price (in dollars per share) | $ / shares	$ 10.00